Description of the Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) loan investment $ / shares	Dec. 31, 2024 $ / shares
EBP, Description of Plan [Line Items]
Pre-tax automatic deferral rate	6.00%
Pre-tax automatic annual deferral rate increase	1.00%
Percentage of participant compensation matched	6.00%
Employer contribution matching percentage	50.00%
Number of investment fund options | investment	9
Number of investment options | investment	15
Valuation per share of FE’s common stock (in usd per share) | $ / shares		$ 39.78
Maximum percentage to vested balance for notes receivable from participants	50.00%
Maximum borrowing amount for notes receivable from participants | $	$ 50,000
Period used for deduction from maximum borrowing amount for highest loan balance for notes receivable from participants	12 months
Basis spread on variable rate for notes receivable from participants	1.00%
Maximum number of loans outstanding for notes receivable from participants | loan	2
Minimum borrowing amount for notes receivable from participants | $	$ 1,000
Extended term	30 years
Repayment to pay the full amount in arrears	90 days
Period of withdraw or rollover the former participant's account	180 days
Minimum vested balance for full distribution | $	$ 1,000
Total FE Common Stock Fund
EBP, Description of Plan [Line Items]
Valuation per share of FE’s common stock (in usd per share) | $ / shares	$ 54.50	$ 48.46
FE Common Stock
EBP, Description of Plan [Line Items]
Valuation per share of FE’s common stock (in usd per share) | $ / shares	$ 44.77
Minimum
EBP, Description of Plan [Line Items]
Maximum contribution to eligible compensation, percentage	1.00%
Interest rate for notes receivable from participants	4.25%
Maximum borrowing term for notes receivable from participants	6 months
Maximum
EBP, Description of Plan [Line Items]
Pre-tax automatic deferral rate	10.00%
Maximum contribution to eligible compensation, percentage	75.00%
Interest rate for notes receivable from participants	9.75%
Maximum borrowing term for notes receivable from participants	60 months